Earnings (Loss) per Share (Additional Information) (Details) - shares	Aug. 26, 2021	Jan. 31, 2021
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding	8,625	0
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants outstanding	5,200	0